CONCENTRATIONS, RISKS AND UNCERTAINTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

16. CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent. The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

Table 16.1: Revenue Concentration by Customer - Based on % of Revenue

	For the Three Months Ended March 31,
	2026		2025
Customer	Amount	%	Amount	%
A	$1,105,481	33.8%	$1,112,572	28.7%
B	$724,822	22.2%	$563,621	14.6%
C	$315,240	9.6%	$487,173	12.6%
D	$229,893	7.0%	$389,280	10.1%

Table 16.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	March 31, 2026		December 31, 2025
Customer	Amount	%	Amount	%
1	$1,060,754	31.8%	$768,954	29%
2	$724,821	21.7%	$479,151	18%
3	$275,057	8.2%	$373,236	14%

Prior to the Management Services Agreement and a Release agreement with Ed Burns of SLG on March 31, 2025, the Company had combined all SLG customers as one customer for purposes of customer concentration disclosures due to the nature of the relationship. Once the acquisition was complete, the Company has re-evaluated this disclosure to break out all SLG customers individually, therefore the amounts reported above are not comparable to the first quarter of 2025 amounts previously reported.

18.	CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent. The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

Table 18.1: Revenue Concentration by Customer - Based on % of Revenue
	For the Year Ended December 31,
	2025		2024
Customer	Amount	%	Amount	%
A	$4,576,315	30.2%	$3,584,564	20.2%
B	$2,504,836	16.6%	$2,167,024	12.2%
C	$1,300,680	8.6%	$2,652,925	14.9%
D	$1,378,738	9.1%	$2,934,031	16.5%

Table 18.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net
	December 31, 2025
Customer	Amount	%
1	$768,954	29%
2	$479,151	18%
3	$373,236	14%

Prior to the Management Services Agreement and a Release agreement with Ed Burns of SLG on March 31, 2025, the Company had combined all SLG customers as one customer for purposes of customer concentration disclosures due to the nature of the relationship. Once the acquisition was complete, the Company has re-evaluated this disclosure to break out all SLG customers individually, therefore the amounts reported above are not comparable to the first quarter of 2025 amounts previously reported. As of December 31, 2024, no individual customer accounts receivable balances were 10% or greater than the total accounts receivable balance.